Commitments and Contingencies (Details 2) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Jul. 13, 2010 item
Commitments and Contingencies
Non-cash gain on trade-in of recalled equipment				$ 15,872,000	$ 8,360,000	$ 13,710,000
Baxter Healthcare Corporation recall
Commitments and Contingencies
Cash refund for single channel pumps							1,500
Cash refund for triple channel pumps							3,000
Period for providing a replacement pump	2 years
Applicable infusion pumps owned, number						5,900	11,900
Recalled equipment net gains						15,400,000
Non-cash gain on trade-in of recalled equipment						13,700,000
Total recalled gains, net of cost		3,200,000	5,600,000	18,600,000	9,500,000
Baxter Healthcare Corporation recall | Minimum
Commitments and Contingencies
Recalled equipments net gains expected to be recognized		7,000,000		7,000,000
Baxter Healthcare Corporation recall | Maximum
Commitments and Contingencies
Recalled equipments net gains expected to be recognized		$ 10,000,000		$ 10,000,000